ROYALTY AND OTHER PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
Royalty And Other Property Interests [Abstract]
Disclosure of detailed information about royalty and other property interests [Table Text Block]

As at and for the year ended December 31, 2020:

						Cumulative
						translation
	Country	December 31, 2019	Additions	Recoveries	Depletion	adjustments	December 31, 2020
Royalty Interests
Leeville	USA	$12,583	$—	$—	$(1,123)	$(209)	$11,251
Afgan	USA	145	—	—	—	—	145
Corvus	USA	350	—	—	—	—	350
Millrock	USA	210	—	—	—	—	210
Frontline Portfolio	Canada	—	148	—	—	—	148
Revelo Portfolio	Chile	—	1,684	—	—	—	1,684
Kaukua	Finland	—	260	—	—	—	260
Timok	Serbia	200	—	—	—	—	200
		13,488	2,092	—	(1,123)	(209)	14,248
Other Property Interests
Frontline Portfolio	Canada	—	651	—	—	—	651
Perry Portfolio	Canada	—	2,991	(570)	—	—	2,421
Superior West	USA	603	—	(139)	—	—	464
Yerington	USA	206	—	(64)	—	—	142
Mainspring	USA	66	66	—	—	—	132
Viad	Sweden	421	—	—	—	—	421
Various	Sweden	17	—	—	—	—	17
Alankoy	Turkey	154	—	(154)	—	—	—
Trab	Turkey	79	—	(79)	—	—	—
		1,546	3,708	(1,006)	—	—	4,248

Total		$15,034	$5,800	$(1,006)	$(1,123)	$(209)	$18,496

As at and for the year ended December 31, 2019:

						Cumulative
						translation
	Country	December 31, 2018	Additions	Recoveries	Depletion	adjustments	December 31, 2019
Royalty Interests
Leeville	USA	$14,001	$—	$—	$(802)	$(616)	$12,583
Afgan	USA	145	—	—	—	—	145
Corvus	USA	—	350	—	—	—	350
Millrock	USA	—	210	—	—	—	210
Timok	Serbia	200	—	—	—	—	200
		14,346	560	—	(802)	(616)	13,488
Other Property Interests
Superior West	USA	736	—	(133)	—	—	603
Yerington	USA	206	—	—	—	—	206
Mainspring	USA	—	66	—	—	—	66
Viad	Sweden	421	—	—	—	—	421
Various	Sweden	17	—	—	—	—	17
Alankoy	Turkey	154	—	—	—	—	154
Trab	Turkey	79	—	—	—	—	79
		1,613	66	(133)	—	—	1,546
Total		$15,959	$626	$(133)	$(802)	$(616)	$15,034

Disclosure of detailed information about project and royalty generation costs [Table Text Block]

During the year ended December 31, 2020, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Scandinavia	USA	Turkey	Australia and New Zealand	Other	General Royalty and Project Investigation	Total
Administration costs	$136	$178	$1	$12	$1	$104	$432
Drilling, technical, and support costs	323	4,734	115	114	36	—	5,322
Personnel	1,020	1,971	7	5	—	1,929	4,932
Professional costs	243	10	64	171	64	514	1,066
Property costs	1,279	2,005	—	—	4	—	3,288
Share-based payments	116	310	23	10	7	661	1,127
Travel	127	14	—	—	—	84	225
Total Expenditures	3,244	9,222	210	312	112	3,292	16,392
Recoveries from partners	(1,606)	(6,347)	—	(9)	—	—	(7,962)
Net Expenditures	$1,638	$2,875	$210	$303	$112	$3,292	$8,430

During the year ended December 31, 2019, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Scandinavia	USA	Turkey	Australia and New Zealand	Other	General Royalty and Project Investigation	Total
Administration costs	$130	$155	$63	$22	$—	$118	$488
Drilling, technical, and support costs	1,422	2,557	40	1,775	—	—	5,794
Personnel	1,234	1,532	63	96	120	1,690	4,735
Professional costs	118	18	119	101	5	449	810
Property costs	543	1,674	65	28	(66)	—	2,244
Share-based payments	96	267	22	19	13	761	1,178
Travel	154	45	—	31	—	244	474
Total Expenditures	3,697	6,248	372	2,072	72	3,262	15,723
Recoveries from partners	(2,921)	(4,021)	(17)	(317)	(1)	—	(7,277)
Net Expenditures	$776	$2,227	$355	$1,755	$71	$3,262	$8,446